Consolidated Statement of Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income [Abstract]
Net (loss) income	$ (91.0)	$ (55.3)	$ 122.7
Net translation adjustment	(40.7)	(45.3)	(15.3)
Loss on available-for-sale securities	0	(0.2)	0
Actuarial (loss) gain and prior service credit, net of $0.3 tax expense, $0.8 tax benefit, and $10.5 tax expense for 2014, 2013, and 2012, respectively	(30.8)	33.4	(1.4)
Other comprehensive loss	(71.5)	(12.1)	(16.7)
Total comprehensive (loss) income	(162.5)	(67.4)	106.0
Net loss (income) attributable to noncontrolling interests	0.8	(2.4)	(1.4)
Net translation adjustment attributable to noncontrolling interests	0.5	(2.9)	(2.2)
Comprehensive (loss) income attributable to SunEdison Semiconductor Limited	$ (161.2)	$ (72.7)	$ 102.4